Offerings	Jul. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	53,796,297
Proposed Maximum Offering Price per Unit	27.00
Maximum Aggregate Offering Price	$ 1,452,500,019.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 200,590.25
Offering Note	1a. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). 1b. Includes the aggregate offering price of additional shares of Common Stock that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,703,703
Proposed Maximum Offering Price per Unit	27.00
Maximum Aggregate Offering Price	$ 99,999,981.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2a. The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on June 16, 2026. 2b. The Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converted to Rule 457(a) under the Securities Act.